Short-Term Borrowings (Details Textual)	1 Months Ended				12 Months Ended
	Dec. 18, 2015 USD ($)	Dec. 18, 2015 CNY (¥)	Mar. 03, 2015 USD ($)	Mar. 03, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 CNY (¥)	Oct. 24, 2016	Dec. 31, 2015 CNY (¥)	Dec. 18, 2015 CNY (¥)	Dec. 02, 2015 USD ($)	Dec. 02, 2015 CNY (¥)	Mar. 27, 2015 USD ($)	Mar. 27, 2015 CNY (¥)	Mar. 03, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Short -Term Borrowings (Textual)
Interest rate of credit line							7.20%	7.20%
Interest expense on short-term borrowings							$ 128,537	$ 196,220
Interest expense paid							29,207	33,569
Fixed interest rate										5.655%
Loan balance																		$ 2,405,385	¥ 15,000,000
Bank borrowings							99,330	$ 162,651
August 28, 2018 [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt					$ 296,064	¥ 2,000,000
December 14, 2018 [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt					296,064	2,000,000
December 27, 2018 [Member]
Short -Term Borrowings (Textual)
Repayments of short-term debt					888,192	¥ 6,000,000
Mr. Ping Chen [Member]
Short -Term Borrowings (Textual)
Unsecured loan													$ 3,207,180	¥ 20,000,000	$ 660,679	¥ 4,120,000
Fixed interest rate								6.955%			6.955%
Repayments of debt	$ 1,603,590	¥ 10,000,000
Aggregate amount							$ 718,638		¥ 4,775,000
Nanjing Bank Company Limited [Member]
Short -Term Borrowings (Textual)
Line of credit								$ 1,541,000			¥ 10,000,000							$ 15,000,000
Interest rate of credit line	7.20%	7.20%
Short-term borrowings	$ 1,603,590		$ 2,405,385									¥ 10,000,000					¥ 15,000,000
Loan agreement	$ 1,603,590	¥ 10,000,000	$ 2,405,385	¥ 15,000,000
HLI [Member]
Short -Term Borrowings (Textual)
Interest expense paid					$ 3,812
Fixed interest rate					5.00%	5.00%